Asset Retirement Obligation (Schedule of Change In Asset Retirement Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation, Beginning of Year	$ 966	$ 969
Liabilities Incurred and Acquired	85	38
Liabilities Settled	(188)	(126)
Change in Estimated Future Cash Outflows	35	68
Accretion of asset retirement obligation	52	53	53
Foreign Currency Translation	(37)	(36)
Asset Retirement Obligation, End of Year	$ 913	$ 966	$ 969